UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-6669

Name of Fund:  Merrill Lynch Fundamental Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Fund, Inc.

Schedule of Investments as of May 31, 2005

Industry*                                   Shares Held   Common Stocks                                             Value
Aerospace & Defense - 2.9%                   1,193,000    Boeing Co.                                         $     76,232,700
                                             1,102,800    Lockheed Martin Corp. (d)                                71,560,692
                                                                                                             ----------------
                                                                                                                  147,793,392

Beverages - 1.7%                             1,580,900    PepsiCo, Inc.                                            89,004,670

Biotechnology - 2.8%                         3,551,300    Gilead Sciences, Inc. (a)(d)                            144,893,040

Capital Markets - 1.2%                         873,900    Franklin Resources, Inc.                                 63,043,146

Chemicals - 7.4%                             1,346,700    Air Products & Chemicals, Inc. (d)                       81,111,741
                                             2,714,900    The Dow Chemical Co. (d)                                122,957,821
                                             1,601,800    E.I. Du Pont de Nemours & Co. (d)                        74,499,718
                                             1,792,600    Praxair, Inc. (d)                                        84,019,162
                                               289,600    Sigma-Aldrich Corp. (d)                                  17,349,936
                                                                                                             ----------------
                                                                                                                  379,938,378

Commercial Banks - 2.5%                      1,543,800    Bank of America Corp. (d)                                71,508,816
                                             1,886,600    U.S. Bancorp                                             55,333,978
                                                                                                             ----------------
                                                                                                                  126,842,794

Communications Equipment - 2.2%              3,463,000    Corning, Inc. (a)                                        54,299,840
                                             1,878,800    Telefonaktiebolaget LM Ericsson (b)(d)                   59,050,684
                                                                                                             ----------------
                                                                                                                  113,350,524

Consumer Finance - 1.0%                      2,316,600    MBNA Corp.                                               48,857,094

Diversified Financial Services - 1.2%        1,256,300    Citigroup, Inc.                                          59,184,293

Energy Equipment & Services - 7.4%           1,363,200    Baker Hughes, Inc. (d)                                   62,966,208
                                               747,600    Grant Prideco, Inc. (a)                                  17,957,352
                                             1,829,100    Halliburton Co. (d)                                      78,175,734
                                               538,600    National Oilwell Varco, Inc. (a)                         24,237,000
                                             1,552,100    Schlumberger Ltd.                                       106,117,077
                                             1,777,500    Transocean, Inc. (a)(d)                                  88,537,275
                                                                                                             ----------------
                                                                                                                  377,990,646

Food Products - 2.3%                         1,818,400    McCormick & Co., Inc.                                    61,534,656
                                               815,000    Wm. Wrigley Jr. Co.                                      55,640,050
                                                                                                             ----------------
                                                                                                                  117,174,706

Health Care Equipment &                      2,122,100    Alcon, Inc. (d)                                         217,027,167
Supplies - 12.9%                             2,998,200    Boston Scientific Corp. (a)                              81,221,238
                                               674,800    Fisher Scientific International (a)(d)                   42,148,008
                                             2,000,400    Medtronic, Inc.                                         107,521,500
                                             1,447,800    St. Jude Medical, Inc. (a)                               58,085,736
                                             1,692,800    Varian Medical Systems, Inc. (a)(d)                      63,666,208
                                               631,700    Waters Corp. (a)                                         24,541,545
                                               913,300    Zimmer Holdings, Inc. (a)                                69,940,514
                                                                                                             ----------------
                                                                                                                  664,151,916

Health Care Providers & Services - 6.3%      1,449,600    Caremark Rx, Inc. (a)(d)                                 64,739,136
                                               247,700    Covance, Inc. (a)(d)                                     10,814,582
                                             2,700,200    UnitedHealth Group, Inc.                                131,175,716
                                               888,200    WellPoint, Inc. (a)                                     118,130,600
                                                                                                             ----------------
                                                                                                                  324,860,034

Hotels, Restaurants & Leisure - 8.7%         1,138,500    Carnival Corp. (d)                                       60,226,650
                                             1,558,500    Marriott International, Inc. Class A (d)                105,261,090
                                             1,441,400    Starbucks Corp. (a)(d)                                   78,916,650
                                             1,501,800    Starwood Hotels & Resorts Worldwide, Inc.                84,055,746
                                               214,800    Station Casinos, Inc.                                    13,983,480
                                               964,600    Wynn Resorts Ltd. (a)(d)                                 45,191,510
                                             1,135,300    Yum! Brands, Inc.                                        58,229,537
                                                                                                             ----------------
                                                                                                                  445,864,663

Household Products - 2.6%                    2,394,600    Procter & Gamble Co.                                    132,062,190

IT Services - 1.5%                           1,469,200    First Data Corp.                                         55,579,836
                                               775,300    Hewitt Associates, Inc. Class A (a)(d)                   19,731,385
                                                                                                             ----------------
                                                                                                                   75,311,221

Industrial Conglomerates - 11.5%             3,062,300    3M Co.                                                  234,725,295
                                             9,792,100    General Electric Co.                                    357,215,808
                                                                                                             ----------------
                                                                                                                  591,941,103

Internet Software & Services - 3.1%            203,800    Google, Inc. (a)                                         56,737,920
                                             2,762,300    Yahoo!, Inc. (a)(d)                                     102,757,560
                                                                                                             ----------------
                                                                                                                  159,495,480

Machinery - 2.1%                               590,300    Caterpillar, Inc.                                        55,553,133
                                               814,400    Deere & Co.                                              53,872,560
                                                                                                             ----------------
                                                                                                                  109,425,693

Media - 1.1%                                 2,142,500    Walt Disney Co. (d)                                      58,790,200

Oil, Gas & Consumable Fuels - 0.3%             237,500    Ashland, Inc. (d)                                        16,221,250

Personal Products - 1.1%                     1,466,100    Avon Products, Inc.                                      58,262,814

Pharmaceuticals - 4.1%                       3,154,000    Johnson & Johnson (d)                                   211,633,400

Software - 4.6%                              9,200,300    Microsoft Corp.                                         237,367,740

Specialty Retail - 1.7%                      4,098,200    Staples, Inc. (d)                                        88,234,246

Textiles, Apparel & Luxury Goods - 2.0%      1,798,700    Coach, Inc. (a)                                          52,234,248
                                               628,500    Nike, Inc. Class B                                       51,662,700
                                                                                                             ----------------
                                                                                                                  103,896,948

Thrifts & Mortgage Finance - 1.1%            1,344,100    Washington Mutual, Inc. (d)                              55,511,330

Trading Companies & Distributors - 0.2%        408,100    MSC Industrial Direct Co. Class A                        12,704,153

                                                          Total Common Stocks
                                                          (Cost - $4,440,915,604) - 97.5%                       5,013,807,064



                                    Beneficial Interest   Short-Term Securities
                                       $   102,897,445    Merrill Lynch Liquidity Series, LLC
                                                          Cash Sweep Series I (c)                                 102,897,445
                                            756,910,973   Merrill Lynch Liquidity Series, LLC
                                                          Money Market Series (c)(e)                              756,910,973

                                                          Total Short-Term Securities
                                                          (Cost - $859,808,418) - 16.7%                           859,808,418

Total Investments  (Cost - $5,300,724,022**)  - 114.2%                                                          5,873,615,482
Liabilities in Excess of Other Assets - (14.2%)                                                                 (729,526,437)
                                                                                                             ----------------
Net Assets - 100.0%                                                                                          $  5,144,089,045
                                                                                                             ================

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management.  This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $   5,316,957,301
                                                      =================
    Gross unrealized appreciation                     $     674,975,838
    Gross unrealized depreciation                         (118,317,657)
                                                      -----------------
    Net unrealized appreciation                       $     556,658,181
                                                      =================

(a) Non-income producing security.

(b) Depositary Receipts.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                            Interest/
                                            Net             Dividend
    Affiliate                             Activity           Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I         $  (88,408,426)      $  2,583,338
    Merrill Lynch Liquidity Series,
      LLC Money Market Series         $ (336,576,227)      $    360,362
    Merrill Lynch Premier
      Institutional Fund                     --            $        245

(d) Security, or a portion of security, is on loan.

(e) Security was purchased with the cash proceeds from securities loans.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Fund, Inc


Date: July 15, 2005